DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES (Tables)	12 Months Ended
Dec. 31, 2021
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Schedule of Fair Values of Derivative Instruments on the Balance Sheet

December 31, 2021				December 31, 2020
Derivatives not Designated as Hedging Instruments	Notional Amount	Balance Sheet Location	Fair Value	Derivatives not Designated as Hedging Instruments	Notional Amount	Balance Sheet Location	Fair Value
Interest Rate Products	$77,534	Other Assets	$1,784	Interest Rate Products	$49,664	Other Assets	$983
Interest Rate Products	77,534	Other Liabilities	(1,843)	Interest Rate Products	49,664	Other Liabilities	(1,013)